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                    MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000




                                        June 19, 2000


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: MFS(R)/Sun Life Series Trust (the "Trust") (File Nos. 2-83616 and 811-3732) on behalf of MFS(R)Technology Series


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 26 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on May 1, 2000 under Rule 485(a) and, as confirmed by Keith Carpenter of the staff of the Securities and Exchange Commission, granted accelerated effectiveness on June 14, 2000.

         Please call the undersigned or Karen M. Ray at (617) 954-5801 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,


                                        JAMES F. DESMARAIS
                                        James F. DesMarais
                                        Assistant General Counsel

JFD/bjn